                   DIRECTOR EPIC PLUS (SERIES I AND IR)
                         SEPARATE ACCOUNT TWO
                     HARTFORD LIFE INSURANCE COMPANY

                          FILE NO. 333-105253



       SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED
                            NOVEMBER 1, 2004

           SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS

The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

"The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5111